Income Taxes - net loss before taxes (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Taxes
U.S					$ (4,808,983)	$ (9,389,930)
Non U.S					(4,249,923)	(1,293,694)
Net Loss before Taxes	$ (3,439,892)	$ (3,036,344)	$ (8,054,240)	$ (7,035,125)	$ (9,058,906)	$ (10,683,624)